Cost of revenues - Schedule of cost of revenue (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of revenues	¥ 6,118,128,300	$ 887,045,221	¥ 8,075,420,524	¥ 8,041,528,585
Revenue sharing fees and content costs
Cost of revenues	5,245,923,556		7,153,155,717	7,129,094,348
Bandwidth costs
Cost of revenues	569,057,110		665,274,852	661,129,019
Others
Cost of revenues	¥ 303,147,634		¥ 256,989,955	¥ 251,305,218